Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and Other Receivables

	December 31 2020	December 31 2019
	$	$
Trade receivables, net of expected credit losses of $3.0 (2019 – $2.2)	702.7	787.3
Holdbacks, current	19.7	20.6
Other	15.6	9.8
Trade and other receivables	738.0	817.7

The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $
December 31, 2020	705.7	389.5	160.3	60.9	25.9	69.1
December 31, 2019	789.5	395.9	221.1	63.5	27.8	81.2

Information about the Company’s exposure to credit risks and impairment losses for trade and other receivables is included in note 25.